Average Annual Total Returns - Class A and C Shares - Federated Hermes SDG Engagement High Yield Credit Fund	A 1 Year	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C Since Inception	ICE BofA Global High Yield Constrained IUSD Hedged) Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA Global High Yield Constrained IUSD Hedged) Index(reflects no deduction for fees, expenses or taxes) Since Inception		Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.35%	4.96%	Sep. 26, 2019	0.89%	3.45%	1.33%	3.10%	6.13%	8.84%	6.48%	[1]	7.43%	[1]	4.31%	[2]	5.74%	[2]

[1]	The ICE BofA Global High Yield Constrained IUSD Hedged Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[2]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated. They do not reflect sales charges.